Share-based payments - Schedule of Fair Value of Options Determined on Grant Date Using Black Scholes Option Pricing Model (Details)	Aug. 14, 2025 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	65.00%
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Share Price (in dollars per share) | $ / shares	$ 4.56
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	2.61
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	3
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life:	3.49
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.60%
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.62%